Revenue - Summary of Revenue by Delivery Location (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		$ 1,224,262	$ 1,109,800	$ 912,643
Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		1,224,262	1,109,800	912,643
India [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		635,678	555,796	463,908
USA [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		602,453	504,260	403,527
USA [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services	[1]	185,898	168,493	150,418
Philippines [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		164,930	143,238	119,855
UK [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		351,035	363,871	286,646
UK [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services	[2],[3]	103,422	127,826	72,178
South Africa [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		13,526	22,270	26,450
South Africa [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		63,025	56,735	51,625
Sri Lanka [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		15,714	16,282	15,748
Romania [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		20,702	12,756	13,107
China [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		13,919	13,880	12,740
Spain [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		3,902	5,314	5,224
Poland [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		6,764	4,989	4,816
Costa Rica [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		5,272	3,643	3,024
Australia [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		74,738	67,409	70,297
Australia [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		4,945	848	0
Malaysia [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		$ 91	$ 0	$ 0

[1]	Includes revenue derived from Canada, which was not significant.
[2]	Includes revenue derived from Turkey and Germany, which were not significant.
[3]	Includes revenue disclosed under the Auto Claims BPM segment in Note 28.